INCOME TAXES	12 Months Ended
Aug. 31, 2018
Statement [Line Items]
INCOME TAXES [Text Block]

20.      INCOME TAXES

The income taxes shown in the consolidated earnings differ from the amounts obtained by applying statutory rates to the earnings before provision for income taxes due to the following:

	2018	2017	2016

Loss before income taxes	$40,024	$588,716	$44,145

Income tax recovery at statutory rates	(10,941)	(153,066)	(11,478)
Difference of foreign tax rates	(231)	(11,774)	(766)
Non-deductible expenses and non-taxable portion of capital gains	358	158,059	44
Changes in unrecognized deferred tax assets and other	10,814	8,436	4,706
Income tax expense (recovery)	-	1,655	(7,494)

Income tax expense (recovery) consists of:
Current income taxes	$-	$-	$-
Deferred income taxes	-	1,655	(7,494)
	$-	$1,655	$(7,494)

The gross movement on the net deferred income tax account is as follows:
	2018	2017	2016
Deferred tax liability at the beginning of the year	$-	$-	$(6,317)
Tax recovery relating to the loss (income) from continuing operations	(15,527)	(1,655)	7,494
Tax (expense) recovery relating to components of other comprehensive income	-	1,655	(1,177)
Tax (expense) recovery recorded in deficit	15,527	-	-
Deferred tax liability at the end of the year	$-	$-	$-

The tax effects of $ 15,717 related to taxable Waterberg transactions in South Africa, offset by tax deductible items and previously unrecognized assessed tax losses.

The significant components of the Company’s net deferred income tax liabilities are as follows:
	2018		2017	2016
Mineral properties	$(2,434	) $	(4,635)	(19,692)
Loss carry forwards	2,434		4,635	19,692
	$-		$-	$-

Unrecognized deductible temporary differences, unused tax losses and unused tax credits are attributed to the following:
	2018	2017	2016
Tax Losses:
Operating loss carry forwards – Canada	$106,058	$85,898	$60,950
Operating loss carry forwards – South Africa	23,026	204,500	77,069
Net capital loss carry forwards	621	-	1,559
	$129,705	$290,398	$139,578

Temporary Differences:
Mineral properties	$7,664	$305,515	$7,628
Financing Costs	18,831	16,481	13,930
Property, plant and equipment	735	692	594
Other	254	368	329
	$27,484	$323,056	$22,481

Investment Tax Credits:	$318	$331	$317

The Company’s Canadian operating loss carry-forwards expire between 2026 and 2037. The Company’s South African operating loss carry-forwards do not expire. The Company’s Canadian unused investment tax credit carry-forwards expire between 2029 and 2035. The Company’s Canadian net capital loss carry-forwards do not expire.